Equity - Addition to service and performance based award (Details) - SUNLIGHT FINANCIAL LLC	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	63,700
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	14,999
Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	48,701
C-3 AD Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	62,432
C-3 AD Units | Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	13,731
C-3 AD Units | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	48,701
C-2 AD Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	1,268
C-2 AD Units | Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units that have not yet satisfied the PIK Vesting Requirement	1,268